Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000106459 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000106459 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000106459 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000106459 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000106459 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106459 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106459 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106459 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106459 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106459 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000106459 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106459 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106459 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106459 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106459 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000106459 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000106459 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106459 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000106459 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000113503 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000113503 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000113503 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000113503 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000113503 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113503 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000113503 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000113503 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113503 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113503 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000113503 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000113503 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000113503 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113503 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113503 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000113503 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000113503 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113503 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000113503 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000153956 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000153956 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000153956 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000153956 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000153956 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153956 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153956 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153956 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153956 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153956 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153956 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000153956 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000153956 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153956 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000153956 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000153956 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000153956 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000153956 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000153956 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000037307 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000037307 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000037307 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000037307 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000037307 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000037307 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037307 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037307 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037307 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037307 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037307 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000037307 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000037307 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037307 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037307 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000037307 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000037307 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037307 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000037307 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000037309 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000037309 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000037309 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000037309 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000037309 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000037309 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037309 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037309 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037309 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037309 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037309 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000037309 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000037309 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037309 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037309 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000037309 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000037309 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037309 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000037309 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000037340 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000037340 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000037340 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000037340 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000037340 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000037340 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000037340 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037340 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037340 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037340 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037340 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037340 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037340 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037340 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037340 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037340 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000037340 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000037340 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000037340 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000037340 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000037330 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000037330 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000037330 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000037330 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000037330 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000037330 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000037330 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037330 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037330 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037330 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037330 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037330 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037330 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037330 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037330 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037330 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000037330 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000037330 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000037330 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000037330 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000153957 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000153957 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000153957 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000153957 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000153957 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000153957 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153957 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153957 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153957 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153957 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153957 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153957 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153957 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153957 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153957 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153957 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000153957 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000153957 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000153957 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000153957 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000113504 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000113504 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000113504 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000113504 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000113504 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000113504 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113504 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113504 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113504 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113504 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113504 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000113504 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000113504 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000113504 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113504 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113504 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000113504 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000113504 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000113504 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000113504 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000037338 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000037338 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000037338 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000037338 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000037338 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000037338 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000037338 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037338 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037338 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037338 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037338 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037338 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037338 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037338 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037338 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037338 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000037338 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000037338 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000037338 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000037338 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000037339 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000037339 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000037339 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000037339 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000037339 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000037339 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000037339 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037339 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037339 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037339 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037339 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037339 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037339 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037339 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037339 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037339 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000037339 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000037339 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000037339 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000037339 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000106460 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000106460 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000106460 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000106460 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000106460 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000106460 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106460 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106460 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106460 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106460 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106460 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000106460 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106460 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106460 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000106460 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106460 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000106460 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000106460 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000106460 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000106460 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000106461 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000106461 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000106461 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000106461 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000106461 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106461 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106461 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106461 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106461 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106461 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106461 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106461 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000106461 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106461 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106461 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000106461 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000106461 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000106461 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000106461 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000106461 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000106461 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000106461 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037350 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000037350 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000037350 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000037350 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000037350 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037350 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037350 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000037350 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037350 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037350 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037350 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037350 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037350 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000037350 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037350 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037350 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037350 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000037350 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000037350 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000037350 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000037350 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000037350 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037349 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000037349 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000037349 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000037349 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000037349 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037349 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037349 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000037349 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037349 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037349 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037349 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037349 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037349 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000037349 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037349 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037349 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037349 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000037349 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000037349 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000037349 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000037349 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000037349 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113505 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000113505 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000113505 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000113505 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000113505 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113505 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113505 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113505 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000113505 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000113505 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113505 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113505 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000113505 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000113505 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113505 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000113505 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113505 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000113505 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000113505 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000113505 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000113505 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000113505 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153958 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000153958 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000153958 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000153958 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000153958 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153958 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153958 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153958 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153958 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153958 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153958 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153958 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153958 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153958 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153958 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000153958 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153958 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000153958 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000153958 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000153958 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000153958 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000153958 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037341 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000037341 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000037341 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000037341 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000037341 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037341 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037341 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000037341 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037341 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037341 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037341 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037341 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037341 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000037341 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037341 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037341 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037341 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000037341 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000037341 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000037341 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000037341 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000037341 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037351 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000037351 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000037351 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000037351 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000037351 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037351 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037351 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000037351 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037351 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037351 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037351 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037351 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037351 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000037351 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037351 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037351 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037351 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000037351 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000037351 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000037351 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000037351 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000037351 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037362 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000037362 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000037362 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000037362 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000037362 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037362 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037362 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037362 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037362 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037362 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037362 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037362 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037362 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037362 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000037362 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000037362 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000037362 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000037362 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000037362 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000037362 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000037362 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037352 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000037352 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000037352 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000037352 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000037352 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037352 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037352 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037352 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037352 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037352 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037352 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037352 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037352 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037352 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000037352 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000037352 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000037352 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000037352 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000037352 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000037352 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000037352 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000153959 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000153959 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000153959 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000153959 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000153959 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153959 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153959 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153959 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153959 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153959 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153959 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153959 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153959 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153959 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153959 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153959 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000153959 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000153959 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000153959 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000153959 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000153959 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113506 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000113506 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000113506 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000113506 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000113506 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113506 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113506 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000113506 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000113506 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113506 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113506 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000113506 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000113506 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000113506 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000113506 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000113506 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000113506 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000113506 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000113506 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000113506 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000113506 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037360 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000037360 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000037360 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000037360 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000037360 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037360 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037360 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037360 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037360 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037360 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037360 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037360 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037360 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037360 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000037360 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000037360 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000037360 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000037360 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000037360 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000037360 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000037360 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037361 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000037361 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000037361 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000037361 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000037361 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037361 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037361 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037361 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037361 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037361 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037361 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037361 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037361 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037361 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000037361 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000037361 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000037361 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000037361 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000037361 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000037361 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000037361 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106462 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000106462 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000106462 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000106462 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000106462 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106462 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106462 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106462 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106462 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106462 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106462 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000106462 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106462 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106462 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106462 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000106462 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000106462 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000106462 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000106462 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000106462 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000106462 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106463 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000106463 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000106463 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000106463 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000106463 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106463 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106463 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106463 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106463 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106463 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106463 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106463 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106463 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106463 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106463 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106463 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106463 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000106463 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000106463 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000106463 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000106463 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037372 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000037372 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037372 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000037372 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000037372 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037372 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037372 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000037372 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000037372 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037372 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037372 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037372 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037372 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037372 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037372 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000037372 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037372 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000037372 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000037372 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000037372 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000037372 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037371 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000037371 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037371 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000037371 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000037371 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037371 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037371 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000037371 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000037371 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037371 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037371 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037371 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037371 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037371 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037371 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000037371 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037371 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000037371 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000037371 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000037371 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000037371 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000113507 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000113507 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000113507 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000113507 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000113507 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000113507 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113507 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000113507 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000113507 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113507 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000113507 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113507 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113507 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113507 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113507 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000113507 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113507 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000113507 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000113507 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000113507 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000113507 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153960 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000153960 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153960 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000153960 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000153960 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153960 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153960 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153960 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153960 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153960 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153960 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000153960 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153960 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000153960 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153960 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153960 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153960 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000153960 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000153960 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000153960 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000153960 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037363 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000037363 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037363 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000037363 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000037363 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037363 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037363 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000037363 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000037363 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037363 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037363 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037363 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037363 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037363 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037363 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000037363 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037363 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000037363 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000037363 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000037363 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000037363 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037373 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000037373 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037373 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000037373 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000037373 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037373 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037373 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000037373 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000037373 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037373 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037373 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037373 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037373 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037373 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037373 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000037373 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037373 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000037373 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000037373 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000037373 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000037373 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037384 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000037384 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037384 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000037384 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000037384 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037384 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000037384 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000037384 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000037384 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037384 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000037384 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000037384 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000037384 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037384 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000037384 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037384 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037384 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000037384 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000037384 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000037384 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000037384 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037374 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000037374 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037374 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000037374 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000037374 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037374 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000037374 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000037374 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000037374 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037374 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000037374 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000037374 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000037374 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037374 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000037374 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037374 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037374 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000037374 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000037374 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000037374 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000037374 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153961 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000153961 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153961 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000153961 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000153961 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000153961 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153961 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153961 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153961 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153961 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153961 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153961 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000153961 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153961 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000153961 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153961 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153961 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000153961 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000153961 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000153961 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000153961 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113508 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000113508 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000113508 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000113508 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000113508 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113508 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000113508 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113508 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113508 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113508 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113508 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113508 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113508 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113508 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000113508 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113508 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000113508 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000113508 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000113508 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000113508 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000113508 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037382 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000037382 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037382 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000037382 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000037382 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037382 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000037382 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000037382 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000037382 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037382 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000037382 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000037382 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000037382 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037382 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000037382 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037382 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037382 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000037382 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000037382 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000037382 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000037382 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037383 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000037383 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037383 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000037383 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000037383 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037383 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000037383 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000037383 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000037383 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037383 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000037383 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000037383 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000037383 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037383 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000037383 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037383 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037383 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000037383 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000037383 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000037383 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000037383 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106464 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000106464 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106464 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000106464 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000106464 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106464 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000106464 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106464 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106464 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106464 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000106464 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106464 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106464 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106464 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000106464 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106464 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106464 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000106464 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000106464 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000106464 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000106464 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106465 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000106465 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000106465 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000106465 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000106465 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000106465 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106465 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000106465 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000106465 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106465 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106465 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106465 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106465 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106465 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106465 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106465 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000106465 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000106465 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000106465 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000106465 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037394 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000037394 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000037394 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000037394 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000037394 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000037394 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037394 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000037394 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000037394 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037394 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037394 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000037394 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000037394 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037394 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037394 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000037394 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000037394 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000037394 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000037394 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000037394 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037393 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000037393 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000037393 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000037393 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000037393 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000037393 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037393 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000037393 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000037393 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037393 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037393 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000037393 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000037393 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037393 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037393 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000037393 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000037393 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000037393 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000037393 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000037393 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000113509 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000113509 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000113509 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000113509 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000113509 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000113509 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113509 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000113509 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000113509 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113509 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113509 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000113509 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113509 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113509 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113509 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000113509 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000113509 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000113509 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000113509 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000113509 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153962 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000153962 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000153962 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000153962 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000153962 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000153962 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153962 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000153962 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000153962 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153962 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153962 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153962 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153962 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153962 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153962 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153962 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000153962 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000153962 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000153962 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000153962 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037385 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000037385 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000037385 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000037385 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000037385 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000037385 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037385 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000037385 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000037385 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037385 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037385 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000037385 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000037385 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037385 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037385 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000037385 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000037385 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000037385 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000037385 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000037385 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037395 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000037395 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000037395 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000037395 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000037395 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000037395 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037395 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000037395 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000037395 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037395 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037395 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000037395 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000037395 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037395 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037395 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000037395 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000037395 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000037395 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000037395 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000037395 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037406 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000037406 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037406 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000037406 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000037406 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000037406 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037406 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000037406 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000037406 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037406 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000037406 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037406 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037406 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000037406 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037406 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000037406 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000037406 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000037406 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000037406 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000037396 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000037396 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037396 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000037396 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000037396 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000037396 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037396 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000037396 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000037396 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037396 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000037396 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037396 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037396 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000037396 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037396 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000037396 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000037396 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000037396 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000037396 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153963 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000153963 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153963 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000153963 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000153963 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000153963 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000153963 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000153963 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000153963 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153963 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000153963 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153963 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153963 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153963 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153963 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153963 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000153963 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000153963 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000153963 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000113510 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000113510 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113510 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000113510 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000113510 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000113510 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113510 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000113510 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000113510 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113510 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000113510 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113510 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113510 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113510 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113510 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113510 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000113510 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000113510 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000113510 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000037404 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000037404 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037404 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000037404 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000037404 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000037404 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037404 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000037404 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000037404 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037404 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000037404 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037404 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037404 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000037404 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037404 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000037404 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000037404 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000037404 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000037404 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000037405 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000037405 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037405 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000037405 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000037405 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000037405 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037405 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000037405 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000037405 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037405 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000037405 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037405 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037405 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000037405 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037405 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000037405 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000037405 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000037405 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000037405 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106466 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000106466 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106466 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000106466 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000106466 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000106466 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106466 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000106466 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000106466 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106466 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000106466 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106466 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106466 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106466 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106466 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106466 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000106466 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000106466 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000106466 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106467 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106467 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000106467 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000106467 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000106467 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000106467 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106467 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000106467 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000106467 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106467 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106467 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106467 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106467 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106467 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000106467 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000106467 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000106467 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000037416 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037416 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000037416 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000037416 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000037416 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000037416 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000037416 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000037416 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000037416 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037416 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037416 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037416 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037416 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000037416 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000037416 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000037416 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000037416 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000037415 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037415 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000037415 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000037415 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000037415 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000037415 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000037415 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000037415 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000037415 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037415 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037415 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037415 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037415 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000037415 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000037415 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000037415 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000037415 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000113511 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000113511 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000113511 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000113511 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000113511 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000113511 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113511 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000113511 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000113511 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113511 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113511 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113511 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113511 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000113511 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000113511 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000113511 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000113511 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000153964 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153964 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000153964 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000153964 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000153964 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000153964 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153964 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000153964 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000153964 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153964 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153964 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153964 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153964 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153964 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000153964 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000153964 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000153964 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000037407 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037407 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000037407 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000037407 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000037407 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000037407 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000037407 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000037407 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000037407 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037407 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037407 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037407 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037407 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000037407 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000037407 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000037407 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000037407 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000037417 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037417 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000037417 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000037417 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000037417 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000037417 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000037417 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000037417 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000037417 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037417 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037417 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037417 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037417 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000037417 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000037417 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000037417 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000037417 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138478 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000138478 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000138478 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000138478 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000138478 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000138478 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138478 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138478 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138478 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138478 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138478 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000138478 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138478 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000138478 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000138478 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000138478 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000138478 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138479 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000138479 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000138479 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000138479 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000138479 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000138479 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138479 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138479 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138479 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138479 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138479 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000138479 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138479 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000138479 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000138479 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000138479 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000138479 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000153974 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153974 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000153974 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000153974 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000153974 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000153974 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153974 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000153974 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000153974 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153974 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153974 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153974 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153974 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153974 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000153974 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000153974 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000153974 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138473 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000138473 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000138473 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000138473 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000138473 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000138473 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138473 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138473 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138473 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138473 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138473 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000138473 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138473 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000138473 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000138473 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000138473 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000138473 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138475 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000138475 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000138475 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000138475 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000138475 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000138475 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138475 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138475 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138475 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138475 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138475 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000138475 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138475 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000138475 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000138475 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000138475 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000138475 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138476 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000138476 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000138476 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000138476 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000138476 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000138476 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138476 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138476 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138476 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138476 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138476 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000138476 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138476 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000138476 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000138476 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000138476 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000138476 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138477 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000138477 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000138477 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000138477 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000138477 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000138477 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138477 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138477 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138477 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138477 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138477 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000138477 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138477 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000138477 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000138477 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000138477 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000138477 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167625 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167625 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000167625 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000167625 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000167625 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000167625 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167625 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167625 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167625 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167625 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167625 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167625 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167625 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000167625 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000167625 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000167625 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000167625 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167624 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167624 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000167624 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000167624 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000167624 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000167624 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167624 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167624 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167624 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167624 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167624 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167624 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167624 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000167624 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000167624 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000167624 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000167624 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167623 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167623 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000167623 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000167623 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000167623 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000167623 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167623 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167623 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167623 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167623 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167623 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167623 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167623 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000167623 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000167623 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000167623 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000167623 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167621 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167621 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000167621 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000167621 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000167621 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000167621 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167621 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167621 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167621 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167621 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167621 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167621 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167621 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000167621 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000167621 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000167621 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000167621 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167619 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167619 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000167619 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000167619 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000167619 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000167619 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167619 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167619 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167619 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167619 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167619 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167619 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167619 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000167619 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000167619 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000167619 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000167619 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167627 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167627 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000167627 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000167627 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000167627 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000167627 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167627 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167627 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167627 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167627 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167627 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167627 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167627 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000167627 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000167627 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000167627 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000167627 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167626 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167626 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000167626 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000167626 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000167626 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000167626 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167626 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167626 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167626 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167626 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167626 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167626 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167626 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000167626 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000167626 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000167626 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000167626 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000221540 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221540 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221540 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000221540 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000221540 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221540 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221540 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221540 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221540 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221540 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221540 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221540 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221540 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221540 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000221540 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000221540 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000221540 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221534 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221534 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221534 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000221534 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000221534 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221534 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221534 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221534 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221534 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221534 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221534 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221534 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221534 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221534 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000221534 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000221534 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000221534 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221535 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221535 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221535 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000221535 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000221535 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221535 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221535 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221535 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221535 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221535 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221535 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221535 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221535 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221535 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000221535 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000221535 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000221535 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221536 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221536 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221536 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000221536 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000221536 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221536 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221536 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221536 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221536 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221536 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221536 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221536 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221536 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221536 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000221536 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000221536 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000221536 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221537 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221537 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221537 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000221537 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000221537 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221537 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221537 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221537 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221537 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221537 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221537 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221537 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221537 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221537 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000221537 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000221537 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000221537 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221538 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221538 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221538 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000221538 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000221538 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221538 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221538 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221538 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221538 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221538 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221538 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221538 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221538 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221538 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000221538 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000221538 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000221538 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221539 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221539 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221539 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000221539 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000221539 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221539 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221539 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221539 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221539 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221539 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221539 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221539 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221539 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221539 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000221539 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000221539 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000221539 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000259698 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259698 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259698 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000259698 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000259698 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000259698 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259698 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000259698 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000259698 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259698 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259698 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000259698 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259698 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259698 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000259698 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000259698 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000259698 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000259695 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259695 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259695 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000259695 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000259695 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000259695 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259695 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000259695 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000259695 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259695 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259695 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000259695 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259695 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259695 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000259695 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000259695 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000259695 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000259699 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259699 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259699 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000259699 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000259699 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000259699 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259699 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000259699 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000259699 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259699 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259699 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000259699 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259699 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259699 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000259699 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000259699 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000259699 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%